Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 2,128,316	$ 2,425,537
Intangible assets	15,933,010
Right of use assets	11,868
Non-current assets	18,073,194	2,425,537
Current assets
Trade receivables	102	402,820
Other receivables and prepayments	10,429,962	18,682,733
Cash and cash equivalents	1,184,456	407,311
Total current assets	11,614,520	19,492,864
Total assets	29,687,714	21,918,401
Current liabilities
Short-term loan	1,643,993
Trade and other payables	2,612,191	2,235,988
Income tax payable	733,666
Due to related parties	3,783,415	3,330,518
Advance from customer		1,197,200
Lease liabilities – current portion	7,477
Total current liabilities	8,780,742	6,763,706
Non-current liabilities
Lease liabilities – non-current portion	4,463
Total non-current liabilities	4,463
Total liabilities	8,785,205	6,763,706
Equity
Share capital	899	606
Series A equity interest with preferential rights	1,240,000	1,240,000
Series C equity interest with preferential rights	1,500,000	1,500,000
Series D equity interest with preferential rights	3,120,000	3,120,000
Series E equity interest with preferential rights	2,152,500
Share premium	78,959,218	77,965,011
Other reserve	6,269,108	6,269,108
Accumulated deficit	(71,333,904)	(74,407,738)
Foreign currency translation reserve	(1,005,285)	(532,292)
Shareholders’ equity	20,902,536	15,154,695
Non-controlling interests	(27)
Total equity	20,902,509	15,154,695
Total liabilities and equity	$ 29,687,714	$ 21,918,401